Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Executive management
Disclosure of transactions between related parties [line items]
Short-term compensation and benefits	$ 3,835	$ 2,991	$ 2,860
Post-employment benefits	109	99	100
Share-based payments	17,144	9,335	26,030
Key management personnel compensation	21,088	12,425	28,990
Board of directors
Disclosure of transactions between related parties [line items]
Share-based payments	1,772	1,577	1,825
Cash remuneration	430	362	388
Key management personnel compensation	$ 2,202	$ 1,939	$ 2,213